REVENUE EARNING DEVICES	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Revenue Earning Devices
REVENUE EARNING DEVICES

6. REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	November 30, 2023	February 28, 2023
Revenue earning devices	$3,321,560	$2,015,058
Less: Accumulated depreciation	(1,209,664)	(779,839)
	$2,111,896	$1,235,219

During the three and nine months ended November 30, 2023 the Company made total additions to revenue earning devices of $521,037 and $1,306,501, respectively, which were transfers from inventory. During the three and nine months ended November 30, 2022 the Company made total additions to revenue earning devices of $199,047 and $625,094, respectively, which were transfers from inventory.

Depreciation expense was $165,370 and $429,825 for the three and nine months ended November 30, 2023, respectively, and $54,418 and $241,957 for the three and nine months ended November 30, 2022, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

6. REVENUE EARNING ROBOTS

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$2,015,058	$1,143,724
Less: Accumulated depreciation	(779,839)	(434,661)
	$1,235,219	$709,063

During the year ended February 28, 2023, the Company made total additions to revenue earning devices of $871,334 which was transferred from inventory. During the year ended February 28, 2022, the Company made total additions to revenue earning devices of $647,116 including $647,116 in inventory transfers. During the year ended February 28, 2022, the company disposed of a revenue earning device having a net book value of $3,255 for revenues of $30,600 and included the $3,255 in cost of goods sold.

Depreciation expense for these devices was $345,178 and $208,510 for the years ended February 28, 2023 and February 28, 2022, respectively.